UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5584

                      CENTENNIAL NEW YORK TAX EXEMPT TRUST
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JUNE 30

                  Date of reporting period: SEPTEMBER 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.


Centennial New York Tax Exempt Trust

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
-------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS--103.9%
-------------------------------------------------------------------------------------------------------
NEW YORK--90.2%
Broome Cnty., NY IDA Civic Facilities RRB, James G. Johnston
Memorial Nursing Project, 2.76% 1                                        $1,630,000        $ 1,630,000
-------------------------------------------------------------------------------------------------------
Chenango Cnty., NY IDA Civic Facilities RB, Grace View Manor
Nursing Project, 2.76% 1                                                  1,500,000          1,500,000
-------------------------------------------------------------------------------------------------------
Erie Cnty., NY RANs, Series 2005B, 3.75%, 7/13/06                         2,000,000          2,014,422
-------------------------------------------------------------------------------------------------------
Nassau Cnty., NY IDA RB, Puttable Floating Option Tax Exempt
Receipts, Series MT-010, 2.85% 1,2                                        1,000,000          1,000,000
-------------------------------------------------------------------------------------------------------
NY Tobacco Settlement Financing Corp. RB, Puttable Floating
Option Tax Exempt Receipts, Series PT-972, 3%, 12/1/05 3,4                1,000,000          1,000,000
-------------------------------------------------------------------------------------------------------
NY Upstate Telecommunications Corp. RB, Series 2005, 2.80% 1              2,700,000          2,700,000
-------------------------------------------------------------------------------------------------------
NYC GOUN, Puttable Floating Option Tax Exempt Receipts, Series
PT-2615, 2.81% 1,2                                                        2,465,000          2,465,000
-------------------------------------------------------------------------------------------------------
NYC GOUN, Puttable Floating Option Tax Exempt Receipts, Series
PT-2848, 2.81% 1,2                                                        1,790,000          1,790,000
-------------------------------------------------------------------------------------------------------
NYC IDA Civic Facilities RB, Birch Wathen Lenox School Project,
Series 2004, 2.80% 1                                                      1,025,000          1,025,000
-------------------------------------------------------------------------------------------------------
NYC IDA Civic Facilities RB, Casa Project, 2.81% 1                        1,400,000          1,400,000
-------------------------------------------------------------------------------------------------------
NYC IDA Civic Facilities RB, French Institute Alliance Project,
Series 2005, 2.85% 1                                                      2,550,000          2,550,000
-------------------------------------------------------------------------------------------------------
NYC IDA RB, Super Tek Products, Inc. Project, Series 2004, 2.85% 1        2,000,000          2,000,000
-------------------------------------------------------------------------------------------------------
NYC MTAU RB, Puttable Floating Option Tax Exempt Receipts,
Series PT-1547, 2.78% 1,2                                                 1,125,000          1,125,000
-------------------------------------------------------------------------------------------------------
NYC MTAU RRB, Puttable Floating Option Tax Exempt Receipts,
Series PA-1077, 2.78% 1,2                                                 2,295,000          2,295,000
-------------------------------------------------------------------------------------------------------
NYC MTAU RRB, Series A, MERLOTS Series 2004 B-16, 2.76% 1,2                 580,000            580,000
-------------------------------------------------------------------------------------------------------
NYC TFA RRB, BNP Paribas STARS Certificate, Series 2003-7, 2.78% 1,2      1,495,000          1,495,000
-------------------------------------------------------------------------------------------------------
NYC University DA RB, MERLOTS Series 2005-A6, 2.76% 1,2                   1,000,000          1,000,000
-------------------------------------------------------------------------------------------------------
NYS DA RB, ETET Series 720050004, Cl. A, 2.78% 1                          1,500,000          1,500,000
-------------------------------------------------------------------------------------------------------
NYS DA RB, MERLOTS Series 2003 B30, 2.76% 1,2                             1,990,000          1,990,000
-------------------------------------------------------------------------------------------------------
NYS DA RB, Puttable  Floating Option Tax Exempt Receipts, Series
PA-1088, 2.78% 1                                                          1,700,000          1,700,000
-------------------------------------------------------------------------------------------------------
NYS ERDAUEF RB, Long Island Lighting Project, Series 1997A, 2.81% 1       1,100,000          1,100,000
-------------------------------------------------------------------------------------------------------
NYS GOUN, 4%, 4/15/06                                                       600,000            604,264
-------------------------------------------------------------------------------------------------------
NYS GOUN, Series A, 1.80%, 10/7/05 3                                        400,000            400,000
-------------------------------------------------------------------------------------------------------
NYS LGAC RRB, SGMSTR Series 1997 SG99, 2.78% 1,2                          1,250,000          1,250,000
-------------------------------------------------------------------------------------------------------
NYS UDC RB, MERLOTS Series 2005 C-1, 2.76% 1                              1,790,000          1,790,000
-------------------------------------------------------------------------------------------------------
NYS UDC RB, SGMSTR Series 2003 SG163, 2.78% 1,2                             700,000            700,000
-------------------------------------------------------------------------------------------------------
Ontario Cnty., NY IDA RB, Seneca Foods Corp. Project, Series
2002, 3% 1                                                                5,185,000          5,185,000
-------------------------------------------------------------------------------------------------------
Southeast NY IDA RB, Unilock NY, Inc. Project, Series 1997,
2.93% 1                                                                   1,800,000          1,800,000
-------------------------------------------------------------------------------------------------------
Suffolk Cnty., NY IDA RB, Target Rock Corp., Series 1987, 2.79% 1         2,635,000          2,635,000
-------------------------------------------------------------------------------------------------------
Wayne Cnty., NY IDA RB, Seneca Foods Corp. Project, Series 1992, 3% 1     5,060,000          5,060,000
                                                                                           ------------
                                                                                            53,283,686


1                                           Centennial New York Tax Exempt Trust

Centennial New York Tax Exempt Trust

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
-------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--13.7%
PR CMWLTH GOUN, Floating Rate Trust Receipts, Series 2005-F2,
2.87% 1,2                                                                $3,500,000        $ 3,500,000
-------------------------------------------------------------------------------------------------------
PR CMWLTH Public Finance Corp. RRB, Reset Option Certificates
II-R Trust, Series 415CE, 2.79% 1                                         2,300,000          2,300,000
-------------------------------------------------------------------------------------------------------
PR CMWLTH Public Improvement GOUN, Puttable Tax Exempt Receipts,
Series 491, 2.79% 1,2                                                       800,000            800,000
-------------------------------------------------------------------------------------------------------
PR CMWLTH RB, Credit Enhanced Custodial Receipts, 2.85%, 1/30/06 2        1,500,000          1,500,000
                                                                                           ------------
                                                                                             8,100,000
-------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $61,383,686)                                103.9%        61,383,686
-------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                          (3.9)        (2,307,706)
                                                                         ------------------------------
Net Assets                                                                    100.0%       $59,075,980
                                                                         ==============================

Footnotes to Statement of Investments

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

CMWLTH            Commonwealth

DA                Dormitory Authority

ERDAUEF           Energy Research & Development Authority Electric Facilities

ETET              Eagle Tax-Exempt Trust

GOUN              General Obligation Unlimited Nts.

IDA               Industrial Development Agency

LGAC              Local Government Assistance Corp.

MERLOTS           Municipal Exempt Receipts Liquidity Option Tender

MTAU              Metropolitan Transportation Authority

NYC               New York City

NYS               New York State

RANs              Revenue Anticipation Nts.

RB                Revenue Bonds

RRB               Revenue Refunding Bonds

SGMSTR            Societe Generale, NY Branch Municipal Security Trust Receipts

TFA               Transitional Finance Authority

UDC               Urban Development Corp.

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on September 30, 2005. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $21,490,000 or 36.38% of the Trust's net assets as of September 30, 2005.

3. Put obligation redeemable at full principal value on the date reported.

4. Illiquid security. The aggregate value of illiquid securities as of September 30, 2005 was $1,000,000, which represents 1.69% of the Trust's net assets. See accompanying Notes to Quarterly Statement of Investments.


2                                           Centennial New York Tax Exempt Trust

Centennial New York Tax Exempt Trust

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day The New York Stock Exchange (the Exchange) is open for trading. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of September 30, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


3                                           Centennial New York Tax Exempt Trust


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of September 30, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial New York Tax Exempt Trust


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: November 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: November 16, 2005


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: November 16, 2005